Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Asset Balances

As of December 31, 2025 the Company had the following intangible asset balances:

	Estimated useful life	Gross carrying amount	Accumulated amortization	Impairment Loss	Net carrying amount
Intellectual property - license	10 years	$3,000,000	$(450,000)	$(2,550,000)	$-
Total intangibles		$3,000,000	$(450,000)	$(2,550,000)	$-

As of December 31, 2025 the Company had the following intangible asset balances:

	Estimated useful life	Gross carrying amount	Accumulated amortization	Impairment Loss	Net carrying amount
Intellectual property - license	10 years	$3,000,000	$(450,000)	$(2,550,000)	$-
Total intangibles		$3,000,000	$(450,000)	$(2,550,000)	$-

As of December 31, 2024 the Company had the following intangible asset balances:

	Estimated useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intellectual property - license	10 years	$3,000,000	$(150,000)	$2,850,000
Total		$3,000,000	$(150,000)	$2,850,000